Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Assets And Liabilities [Abstract]
Components Of Regulatory Assets And Regulatory Liabilities

	December 31, 2015		December 31, 2014
	Regulatory	Regulatory	Regulatory	Regulatory
	Assets	Liabilities	Assets	Liabilities
Income taxes	$699,247	$181,067	$596,459	$206,940
Utility plant retirement costs	6,052	27,604	7,687	25,236
Post-retirement benefits	112,626	50,775	108,586	46,074
Accrued vacation	1,744	-	1,605	-
Water tank painting	303	-	1,533	-
Fair value adjustment of long-term debt assumed in acquisition	3,636	-	4,004	-
Rate case filing expenses and other	6,510	61	5,717	67
	$830,118	$259,507	$725,591	$278,317